Partners' Capital (Deficit) (Narrative) (Detail) $ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 17, 2017 USD ($)	Aug. 16, 2017 USD ($) shares	Mar. 31, 2017 USD ($)	Sep. 30, 2017 Item	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 25, 2014 USD ($)
Partners' Capital l[Line Items]
Number of classes of limited partners | Item				2		2
Value in earn-out consideration						$ 2,200
Contribution of property						$ 65,740
Amount of recapitalization									$ 350,000
Number of members added to Board of Directors, nominated by Highbridge | Item						1
Number of members added to Board of Directors, nominated by Class A partners | Item						5
Contributions						$ 377,076	$ 20,000
Limited Partner [Member]
Partners' Capital l[Line Items]
Distributions						0	$ 3,800	$ 500
SRII [Member]
Partners' Capital l[Line Items]
Earn-out consideration, Day for volume-weighted average price		20 days
Proceeds for limited partner interest	$ 200,000
SRII [Member] | Alta Mesa Holdings GP, LLC [Member]
Partners' Capital l[Line Items]
Economic interests		100.00%
Voting interests		90.00%
SRII [Member] | Kingfisher Midstream, LLC [Member]
Partners' Capital l[Line Items]
Percentage of ownership		100.00%
Common Class A [Member] | Alta Mesa Holdings GP, LLC [Member]
Partners' Capital l[Line Items]
Economic rights		100.00%
Distribution of net cash flow		100.00%
Common Class B [Member] | Alta Mesa Holdings GP, LLC [Member]
Partners' Capital l[Line Items]
Voting rights		100.00%
Distribution of net cash flow		100.00%
High Mesa [Member]
Partners' Capital l[Line Items]
Cash contribution						11,300
Cash collected			$ 7,900			7,900
Contribution of property					$ 0	65,740
Contributions						$ 311,300
High Mesa [Member] | Contributed Wells [Member]
Partners' Capital l[Line Items]
Number of wells | Item						24
SRII Opco, LP [Member] | SRII [Member]
Partners' Capital l[Line Items]
Leverage ratio		1.5
SRII Opco, LP [Member] | Common Class C [Member] | SRII [Member]
Partners' Capital l[Line Items]
Redeemable days after closing		180 days
Senior Secured Term Loan [Member]
Partners' Capital l[Line Items]
Prepayment premium						$ 2,500
Net proceeds used to pay down outstanding amounts under existing credit facility						$ 127,700
AM Contributor [Member]
Partners' Capital l[Line Items]
Cash contributions to be received		$ 400,000
AM Contributor [Member] | SRII Opco, LP [Member] | SRII [Member]
Partners' Capital l[Line Items]
Common units | shares		220,000,000
Value in earn-out consideration		$ 800,000